EMPLOYEE BENEFIT PLANS - Assumptions Used to Measure the Company's Pension Benefit Obligations and Net Periodic Pension Cost (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Periodic Pension Expense
Defined Benefit Plan Disclosure [Line Items]
Discount rates			4.00%
Rates of compensation increase, Benefit obligation	5.99%	5.99%
Rates of compensation increase, Periodic cost	6.38%	6.43%
Expected long-term rates of return on pension plan assets (periodic cost)	6.75%	6.75%
Net Periodic Pension Expense | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rates, Periodic cost	3.17%	3.29%
Net Periodic Pension Expense | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rates, Periodic cost	3.98%	4.18%
Net Periodic Pension Expense | AXA Equitable Life QP
Defined Benefit Plan Disclosure [Line Items]
Discount rates	3.40%	3.81%
Net Periodic Pension Expense | AXA Equitable Excess Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rates	3.32%	3.69%
Net Periodic Pension Expense | MONY Life Retirement Income Security Plan For Employees
Defined Benefit Plan Disclosure [Line Items]
Discount rates	3.50%	3.98%
Net Periodic Pension Expense | AB Qualified Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rates	4.55%	4.75%
Net Periodic Pension Expense | Other Defined Benefit Plan | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rates	3.00%	3.17%
Net Periodic Pension Expense | Other Defined Benefit Plan | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rates	3.43%	3.86%
Net Postretirement Benefits Costs | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rates	2.80%	2.86%
Discount rates, Periodic cost	3.17%	3.29%
Net Postretirement Benefits Costs | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rates	3.52%	4.01%
Discount rates, Periodic cost	3.98%	4.18%